STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
EXPENSES
Corporate administrative and office costs		$ 65,079	$ 75,901	$ 118,693
Depreciation		0	0	731
Engineering and technical services		3,396	11,232	25,000
Interest and bank charges	[1]	10,089	18,637	9,541
Management and employee salaries	[2]	149,030	165,259	166,030
Professional fees		43,396	67,533	96,690
Regulatory compliance and filing fees		27,309	34,293	66,187
Share-based payments	[3]	52,495	92,250	41,950
Travel and accommodation		723	51,077	82,666
Expenses, by nature		(351,517)	(516,182)	(607,488)
OTHER INCOME (EXPENSES)
Interest and foreign exchange		(3,602)	(5,928)	(1,894)
Financing cost	[4]	0	0	(151,110)
Settlement of debt	[3]	0	5,250	382,838
Transaction cost	[5]	0	0	(335,057)
Loss and comprehensive loss for the year		$ (355,119)	$ (516,860)	$ (712,711)
Loss Per Share - Basic and Diluted		$ (0.00)	$ (0.00)	$ (0.00)
Weighted Average Number of Shares - Basic and Diluted		174,715,381	171,091,271	152,620,997

[1]	See Note 10.
[2]	See Note 12.
[3]	See Notes 11 and 12.
[4]	See Note 9.
[5]	See Note 6.